Nature of Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2015	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015
Cash and Cash Equivalents [Line Items]
Par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Cash , cash equivalents and marketable securities		$ 57.5	$ 60.5
Common Stock
Cash and Cash Equivalents [Line Items]
Shares issued (in shares)					448
Initial Public Offering | Common Stock
Cash and Cash Equivalents [Line Items]
Shares issued (in shares)	6,250,000			6,954,962
Par value (in dollars per share)	$ 0.001
Share price (in dollars per share)	$ 7.00
Proceeds from issuance of common stock in initial public offering	$ 43.7
Over-Allotment Option | Common Stock
Cash and Cash Equivalents [Line Items]
Shares issued (in shares)	704,962
Private Placement | Common Stock
Cash and Cash Equivalents [Line Items]
Shares issued (in shares)	2,395,010			2,395,010
Proceeds from issuance of common stock in private placement	$ 16.7
Minimum
Cash and Cash Equivalents [Line Items]
Period over which cash resources will be sufficient to maintain the company's current and planned operations		12 months	12 months